Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Maturities and Balance Sheet Presentation Under All Non-cancelable Operating Leases

The maturities and balance sheet presentation under all non-cancelable operating leases as of December 31, 2022, are as follows:

Operating Leases
Maturity of lease liabilities
2023	$217,545
2024	123,077
Total lease liabilities	340,622
Less: imputed interest	(21,136)
Present value of operating lease liability as of December 31, 2022	$319,486
Reported as of December 31, 2022
Lease liabilities — current	$199,184
Lease liabilities — noncurrent	120,302
$319,486